Fair Value - Summary of Activity Under A/R Sales Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Fair Value Disclosures [Abstract]
Receivable from financial institution at beginning of fiscal year	$ 24.9	$ 13.8
Receivables sold to the financial institution and derecognized	1,664.0	1,542.5
Receivables collected by financial institution	(1,573.8)	(1,466.7)
Cash proceeds from financial institution	(115.1)	(64.7)
Receivable from financial institution at September 30,	$ 0.0	$ 24.9